Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Jun. 30, 2024
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	20 years
Minimum [Member] | Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	4 years
Minimum [Member] | Machinery [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Maximum [Member] | Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Maximum [Member] | Machinery [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	10 years